Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 58,164	$ 734,150	$ 820,468
Estimated amortization for 2020	$ 1,496